Subsequent Events (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016
Subsequent Events
Subsequent Event Description		In January 2016, U.S. Cellular entered into an agreement to purchase a 700 MHz A Block license for $36.0 million. The transaction is expected to close in the third quarter of 2016 pending regulatory approval. In February 2016, U.S. Cellular entered into multiple agreements with third parties that provide for the transfer of certain AWS and PCS spectrum licenses and approximately $30 million in cash to U.S. Cellular, in exchange for U.S. Cellular transferring certain AWS, PCS and 700 MHz licenses to the third parties. The transactions are subject to regulatory approval and other customary closing conditions, and are expected to close in 2016. Upon closing of the transactions, U.S. Cellular expects to recognize a gain.
Cash received from divestitures and exchanges		$ 316,729	$ 179,842	$ 811,120
Expected event
Subsequent Events
Cash received from divestitures and exchanges	$ 30,000
Subsequent event
Subsequent Events
License acquisition agreement amount					$ 36,000